Additional Information: Condensed Financial Statements of the Company - Condensed Statement of Cash Flows of the Parent Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net cash used in operating activities (note a)	$ (21,738)	$ (2,038)	$ 5,761
Cash flows from investing activities
Net cash used in investing activities	(935)	(35,444)	(3,267)
Cash flows from financing activities
Net cash generated from financing activities	735	26,685	1,528
Proceeds from initial public offering, net of issuance costs		29,904
Proceeds from exercise of share options	1,284
Increase/(decrease) in cash, cash equivalents and restricted cash	(21,938)	(10,797)	4,022
Cash, cash equivalents and restricted cash at beginning of year	30,226	40,274	36,627
Cash, cash equivalents and restricted cash at end of year	7,868	30,226	40,274
Parent
Cash flows from operating activities
Net cash used in operating activities (note a)	(1,483)	(1,514)	(572)
Cash flows from investing activities
Intercompany fund transfers	(3,000)	(38,598)	(4,712)
Net cash used in investing activities	(3,000)	(38,598)	(4,712)
Cash flows from financing activities
Net cash generated from financing activities	1,284	29,904
Proceeds from initial public offering, net of issuance costs		29,904
Proceeds from exercise of share options	1,284
Increase/(decrease) in cash, cash equivalents and restricted cash	(3,199)	(10,208)	(5,284)
Cash, cash equivalents and restricted cash at beginning of year	3,332	13,540	18,824
Cash, cash equivalents and restricted cash at end of year	$ 133	$ 3,332	$ 13,540